Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000032004
Account Value [Line Items]
Line Graph and Table Measure Name	Sit U.S. Government Securities Fund - Class S
Account Value	$ 11,772	$ 11,709	$ 11,574	$ 11,605	$ 11,456	$ 11,522	$ 11,454	$ 11,417	$ 11,204	$ 11,146	$ 11,262	$ 11,152	$ 11,369	$ 11,257	$ 11,115	$ 10,949	$ 10,831	$ 10,744	$ 10,869	$ 10,805	$ 10,888	$ 10,885	$ 10,589	$ 10,315	$ 10,431	$ 10,593	$ 10,596	$ 10,600	$ 10,677	$ 10,729	$ 10,693	$ 10,572	$ 10,676	$ 10,545	$ 10,557	$ 10,460	$ 10,528	$ 10,741	$ 10,931	$ 10,852	$ 10,866	$ 10,834	$ 10,899	$ 10,988	$ 10,993	$ 11,037	$ 11,106	$ 11,112	$ 11,119	$ 11,183	$ 11,207	$ 11,167	$ 11,164	$ 11,157	$ 11,139	$ 11,148	$ 11,147	$ 11,143	$ 11,144	$ 11,133	$ 11,164	$ 11,161	$ 11,168	$ 11,139	$ 11,122	$ 11,119	$ 11,091	$ 11,014	$ 10,860	$ 10,754	$ 10,745	$ 10,753	$ 10,754	$ 10,785	$ 10,650	$ 10,675	$ 10,627	$ 10,547	$ 10,537	$ 10,450	$ 10,438	$ 10,407	$ 10,320	$ 10,266	$ 10,273	$ 10,276	$ 10,221	$ 10,230	$ 10,215	$ 10,190	$ 10,200	$ 10,176	$ 10,177	$ 10,225	$ 10,203	$ 10,197	$ 10,190	$ 10,205	$ 10,173	$ 10,168	$ 10,175	$ 10,151	$ 10,123	$ 10,147	$ 10,095	$ 10,091	$ 10,090	$ 10,188	$ 10,213	$ 10,202	$ 10,204	$ 10,194	$ 10,134	$ 10,125	$ 10,121	$ 10,115	$ 10,079	$ 10,021	$ 10,003	$ 9,991	$ 10,000
C000217198
Account Value [Line Items]
Line Graph and Table Measure Name	Sit U.S. Government Securities Fund - Class Y
Account Value	$ 11,097	11,035	10,906	10,943	10,790	10,850	10,783	10,757	10,544	10,497	10,604	10,498	10,690	10,592	10,446	10,288	10,185	10,101	10,216	10,144	10,229	10,214	9,935	9,685	9,782	9,932	9,943	9,945	10,004	10,061	10,025	9,909	9,996	9,871	9,890	9,787	9,858	10,055	10,231	10,145	10,165	10,133	10,196	10,277	10,270	10,318	10,372	10,384	10,390	10,446	10,457	10,428	10,422	10,414	10,395	10,400	10,398	10,392	10,389	10,377	10,403	10,397	10,401	10,372	10,354	10,349	10,320	10,246	10,101
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,665	11,619	11,614	11,364	11,304	11,493	11,372	11,662	11,507	11,344	11,086	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,442	10,329	10,207	10,234	10,079	10,152	10,112	10,108	9,891	9,838	10,002	9,897	10,149	10,015	9,873	9,648	9,557	9,398	9,641	9,553	9,690	9,717	9,359	8,953	9,097	9,334	9,394	9,400	9,434	9,538	9,481	9,246	9,491	9,208	9,250	8,921	9,038	9,447	9,721	9,489	9,641	9,579	9,957	10,241	10,357	10,585	10,612	10,581	10,584	10,676	10,696	10,578	10,504	10,470	10,388	10,519	10,674	10,751	10,736	10,632	10,679	10,685	10,772	10,614	10,547	10,498	10,315	10,376	10,192
Bloomberg Intermediate Government Bond Index
Account Value [Line Items]
Account Value	11,667	11,634	11,492	11,522	11,414	11,478	11,357	11,299	11,142	11,082	11,145	11,088	11,271	11,161	11,042	10,843	10,752	10,634	10,780	10,727	10,842	10,818	10,597	10,370	10,405	10,504	10,498	10,487	10,584	10,663	10,606	10,354	10,537	10,372	10,396	10,221	10,268	10,518	10,732	10,591	10,670	10,598	10,769	11,047	11,097	11,240	11,270	11,241	11,306	11,375	11,393	11,306	11,314	11,279	11,237	11,313	11,407	11,434	11,430	11,416	11,459	11,450	11,472	11,436	11,426	11,405	11,374	11,146	10,966	$ 10,814	$ 10,817	$ 10,843	$ 10,812	$ 10,860	$ 10,668	$ 10,687	$ 10,599	$ 10,447	$ 10,442	$ 10,316	$ 10,323	$ 10,279	$ 10,129	$ 10,060	$ 10,056	$ 10,107	$ 10,048	$ 10,067	$ 10,068	$ 10,004	$ 10,061	$ 10,009	$ 10,038	$ 10,135	$ 10,132	$ 10,163	$ 10,176	$ 10,235	$ 10,173	$ 10,141	$ 10,168	$ 10,128	$ 10,075	$ 10,070	$ 10,041	$ 10,021	$ 10,024	$ 10,195	$ 10,244	$ 10,227	$ 10,273	$ 10,269	$ 10,125	$ 10,140	$ 10,143	$ 10,124	$ 10,074	$ 9,916	$ 9,935	$ 9,968	$ 10,000
Bloomberg Intermediate Government Bond Index
Account Value [Line Items]
Account Value	$ 10,789	$ 10,759	$ 10,627	$ 10,655	$ 10,555	$ 10,615	$ 10,502	$ 10,448	$ 10,304	$ 10,248	$ 10,306	$ 10,253	$ 10,423	$ 10,321	$ 10,211	$ 10,027	$ 9,943	$ 9,834	$ 9,969	$ 9,920	$ 10,026	$ 10,004	$ 9,799	$ 9,590	$ 9,622	$ 9,713	$ 9,708	$ 9,697	$ 9,787	$ 9,860	$ 9,808	$ 9,575	$ 9,744	$ 9,591	$ 9,614	$ 9,452	$ 9,495	$ 9,726	$ 9,924	$ 9,794	$ 9,867	$ 9,801	$ 9,959	$ 10,215	$ 10,262	$ 10,394	$ 10,422	$ 10,395	$ 10,455	$ 10,519	$ 10,536	$ 10,455	$ 10,463	$ 10,430	$ 10,391	$ 10,462	$ 10,548	$ 10,573	$ 10,570	$ 10,557	$ 10,596	$ 10,588	$ 10,609	$ 10,575	$ 10,566	$ 10,547	$ 10,518	$ 10,307	$ 10,141